Nature of Operations and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Recent Accounting Pronouncements
Schedule of Impact of Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Table)

				Accumulated other
	Retained earnings			comprehensive income
	Pre-Tax	Tax	After-Tax	Pre-Tax	Tax	After-Tax

	(in millions)
DAC and other actuarial balances:
Adjustment for reversal of unrealized loss from AOCI (1) (2)	$—	$—	$—	$421.5	$(88.5)	$333.0
Cost of reinsurance asset (liability):
Cumulative effect of amortization basis change	(9.0)	1.9	(7.1)	—	—	—
Adjustment of unrealized loss in AOCI	—	—	—	16.1	(3.4)	12.7
Reinsurance recoverable:
Adjustment for reversal of unrealized gain from AOCI (2)	—	—	—	(45.5)	9.5	(36.0)
Adjustment under the modified retrospective approach (3)	31.4	(6.6)	24.8	—	—	—
Effect of remeasurement of the recoverable at the current discount rate	—	—	—	201.8	(42.4)	159.4
Liability for future policy benefits:
Adjustment for reversal of unrealized loss from AOCI (2)	—	—	—	1,330.7	(279.3)	1,051.4
Adjustment under the modified retrospective approach (3)	(39.5)	8.2	(31.3)	—	—	—
Effect of remeasurement of the liability at the current discount rate	—	—	—	(6,947.1)	1,458.9	(5,488.2)
Market risk benefits:
Cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date	—	—	—	(4.8)	1.0	(3.8)
Adjustments to the host contract for differences between previous carrying amount and measurement of the MRB	20.9	(4.4)	16.5	—	—	—
Retained earnings adjustment for the valuation of contracts as MRBs (exclusive of nonperformance risk changes)	(258.8)	54.4	(204.4)	—	—	—
Reclassification of nonperformance risk changes between retained earnings and AOCI (4)	102.0	(21.4)	80.6	(102.0)	21.4	(80.6)
Total impact on opening balance as of January 1, 2021	$(153.0)	$32.1	$(120.9)	$(5,129.3)	$1,077.2	$(4,052.1)
(1)

Includes the impact for DAC, sales inducement asset and the unearned revenue liability. We have not included the disaggregated rollforwards for the sales inducement asset within the footnote disclosures due to immateriality.

(2)	Prior period unrealized gain (loss) adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(3)

The impact of loss cohorts, those with net premiums in excess of gross premiums, and cohorts with negative reserves, was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI.

(4)

The cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date for contract features previously accounted for as an embedded derivative was recorded as a reclassification from retained earnings to AOCI.

The table below reflects the increase (decrease) to the impacted line items in the consolidated statements of financial position related to the cumulative effect adjustment as of January 1, 2021.

Increase (decrease)
(in millions)
Assets
Reinsurance recoverable and deposit receivable	$187.7
Premiums due and other receivables (1)	(24.4)
Deferred acquisition costs	450.9
Market risk benefit asset (2)	18.9
Other assets (3)	19.3
Total assets	$652.4

Liabilities
Contractholder funds (4)	$(344.5)
Future policy benefits and claims (5)	5,620.3
Market risk benefit liability (2)	610.2
Other policyholder funds (6)	48.8
Deferred income taxes	(1,109.4)
Total liabilities	4,825.4
Stockholder’s equity
Retained earnings	(120.9)
Accumulated other comprehensive income	(4,052.1)
Total stockholder’s equity	(4,173.0)
Total liabilities and stockholder’s equity	$652.4
(1)	Includes the impact on the cost of reinsurance asset.
(2)

This is a new line item on the consolidated statements of financial position as a result of implementing LDTI. These contract features were previously recorded as embedded derivatives within contractholder funds or additional liabilities for certain benefit features within future policy benefits and claims on the consolidated statements of financial position.

(3)	Reflects the impact on the sales inducement asset.
(4)	Reflects the impact of contract features previously recorded as embedded derivatives that are recorded as MRBs under LDTI.
(5)

Includes the impact on the liability for future policy benefits and cost of reinsurance liability. Also includes the impact on contract features classified as additional liabilities for certain benefit features that are recorded as MRBs under LDTI.

(6)	Reflects the impact on the unearned revenue liability.

Disaggregated Rollforward at Adoption - Deferred Acquisition Costs (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$509.7	$506.4
Individual variable annuities	289.9	279.5
Pension risk transfer	17.7	15.4
Individual fixed deferred annuities	95.5	106.1
Investment only	12.3	11.5
Total Retirement and Income Solutions	925.1	918.9
Benefits and Protection:
Specialty Benefits:
Individual disability	683.6	667.7
Life Insurance:
Universal life	1,537.9	1,545.3
Term life	656.0	678.8
Participating life	81.3	84.7
Total Benefits and Protection	2,958.8	2,976.5
Short-duration contracts	37.2	31.1
Total DAC per consolidated statements of financial position	$3,921.1	$3,926.5

	December 31, 2023	December 31, 2022

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$506.4	$498.0
Individual variable annuities	279.5	278.0
Pension risk transfer	15.4	8.1
Individual fixed deferred annuities	106.1	131.0
Investment only	11.5	14.9
Total Retirement and Income Solutions	918.9	930.0
Benefits and Protection:
Specialty Benefits:
Individual disability	667.7	626.1
Life Insurance:
Universal life	1,545.3	1,569.7
Term life	678.8	685.7
Participating life	84.7	93.0
Total Benefits and Protection	2,976.5	2,974.5
Short-duration contracts	31.1	34.7
Total DAC per consolidated statements of financial position	$3,926.5	$3,939.2

Disaggregated Rollforward at Adoption - Unearned Revenue Liability (Table)

Benefits and Protection

The balances and changes in the unearned revenue liability for 2021 for Life Insurance – Universal life were as follows:

For the year ended
December 31, 2021
(in millions)
Balance at beginning of period	$384.4
Deferrals	66.1
Revenue recognized	(25.2)
Balance at end of period	$425.3

Disaggregated Rollforward at Adoption - Liability for Future Policy Benefits (Table)

Retirement and Income Solutions

	For the year ended December 31, 2021
	Pension	Individual
	risk	fixed income
	transfer	annuities

	(in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$25,863.7	$7,145.8
Effect of changes in discount rate assumptions at beginning of period	(4,827.9)	(1,213.5)
Balance at beginning of period at original discount rate	21,035.8	5,932.3
Effect of actual variances from expected experience	(2.4)	(1.3)
Adjusted beginning of period balance at original discount rate	21,033.4	5,931.0
Interest accrual	916.7	240.5
Benefit payments	(1,772.5)	(532.0)
Issuances	1,801.7	82.9
Balance at end of period at original discount rate	21,979.3	5,722.4
Effect of changes in discount rate assumptions at end of period	3,386.5	812.6
Future policy benefits	$25,365.8	$6,535.0

Benefits and Protection and Corporate

	For the year ended December 31, 2021
	Benefits and Protection		Corporate
	Specialty	Life
	Benefits	Insurance
	Individual		Long-term
	disability	Term life	care insurance

	(in millions)
Present value of expected net premiums
Balance at beginning of period	$3,148.3	$3,799.0	$66.7
Effect of changes in discount rate assumptions at beginning of period	(340.7)	(861.1)	(17.6)
Balance at beginning of period at original discount rate	2,807.6	2,937.9	49.1
Effect of changes in cash flow assumptions	—	—	2.8
Effect of actual variances from expected experience	122.0	211.4	(0.8)
Adjusted beginning of period balance at original discount rate	2,929.6	3,149.3	51.1
Interest accrual	95.4	151.1	2.9
Net premiums collected	(280.4)	(315.0)	(5.2)
Issuances	206.4	518.2	—
Balance at end of period at original discount rate	2,951.0	3,503.6	48.8
Effect of changes in discount rate assumptions at end of period	198.9	690.1	14.0
Balance at end of period	$3,149.9	$4,193.7	$62.8

Present value of expected future policy benefit payments
Balance at beginning of period	$5,649.2	$4,959.3	$324.3
Effect of changes in discount rate assumptions at beginning of period	(834.1)	(1,179.9)	(111.1)
Balance at beginning of period at original discount rate	4,815.1	3,779.4	213.2
Effect of changes in cash flow assumptions	—	—	0.5
Effect of actual variances from expected experience	118.8	216.0	(4.6)
Adjusted beginning of period balance at original discount rate	4,933.9	3,995.4	209.1
Interest accrual	181.0	194.3	12.4
Benefit payments	(179.7)	(335.7)	(13.5)
Issuances	212.1	543.4	—
Balance at end of period at original discount rate	5,147.3	4,397.4	208.0
Effect of changes in discount rate assumptions at end of period	501.0	913.9	89.5
Balance at end of period	$5,648.3	$5,311.3	$297.5

Future policy benefits (1)	$2,498.4	$1,117.6	$234.7
Reinsurance impact	(549.9)	(0.1)	(234.7)
Future policy benefits after reinsurance	$1,948.5	$1,117.5	$—
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.

Disaggregated Rollforward at Adoption - Additional Liability for Certain Benefit Features (Table)

Benefits and Protection

The balances and changes in the additional liability for certain benefits features for 2021 for Life Insurance – Universal life were as follows:

For the year ended,
December 31, 2021
(in millions)
Balance at beginning of period	$3,463.9
Effect of changes in cash flow assumptions	(11.1)
Effect of actual variances from expected experience	18.1
Interest accrual	158.3
Net assessments collected	324.7
Benefit payments	(83.1)
Other (1)	(56.6)
Balance at end of period	$3,814.2
(1)	Reflects model refinements accounted for as a change in accounting estimate.

Disaggregated Rollforward at Adoption - Market Risk Benefits (Table)

For the year ended
December 31,2021
(in millions)
Balance at beginning of period	$(591.3)
Effect of changes in nonperformance risk at beginning of period	106.7
Adjusted balance at beginning of period	(484.6)
Effect of:
Interest accrual and expected policyholder behavior	(120.7)
Benefit payments	0.4
Changes in interest rates	154.3
Changes in equity markets	106.4
Changes in equity index volatility	15.1
Actual policyholder behavior different from expected behavior	2.3
Changes in future expected policyholder behavior	(96.6)
Changes in other future expected assumptions	38.2
Adjusted balance at end of period	(385.2)
Effect of changes in nonperformance risk at end of period	(109.5)
Balance at end of period	$(494.7)

Actuarial recohorting pre-tax impacts to comprehensive income (Table)

For the year ended
December 31, 2022
(in millions)
Increase to income before taxes
Cost of reinsurance amortization (1)	$33.7
Change in additional liability for certain benefit features (1)	167.4
Total increase to income before income taxes	201.1

Increase to pre-tax other comprehensive income
Cost of reinsurance unrealized losses	(2.1)
Change in additional liability for certain benefit features unrealized gains	7.8
Total increase to pre-tax other comprehensive income	5.7

Total increase to pre-tax comprehensive income	$206.8

Deferred acquisition costs
Recent Accounting Pronouncements
Schedule of Impact of Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Table)

		Adjustment
		for reversal of
	Balance as of	unrealized loss	Balance as of
	December 31, 2020	from AOCI (1)	January 1, 2021 (2)

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$424.6	$52.6	$477.2
Individual variable annuities	281.7	0.2	281.9
Pension risk transfer (3)	—	—	—
Individual fixed deferred annuities	11.5	181.2	192.7
Investment only	12.6	—	12.6
Total Retirement and Income Solutions	730.4	234.0	964.4
Benefits and Protection:
Specialty Benefits:
Individual disability	529.8	—	529.8
Life Insurance:
Universal life	1,443.0	165.3	1,608.3
Term life	607.9	—	607.9
Participating life	60.3	51.6	111.9
Total Benefits and Protection	2,641.0	216.9	2,857.9
Total	$3,371.4	$450.9	$3,822.3
(1)	Prior period adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)	Does not include DAC for short-duration contracts. Refer to Note 8, Deferred Acquisition Costs and Other Actuarial Balances, for further information on DAC.
(3)	This product began recording DAC upon implementing LDTI.

Unearned revenue liability
Recent Accounting Pronouncements
Schedule of Impact of Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Table)

		Adjustment
		for reversal of
	Balance as of	unrealized gain	Balance as of
	December 31, 2020	from AOCI(1)	January 1, 2021(2)

	(in millions)
Benefits and Protection - Life Insurance:
Universal life	$335.6	$48.8	$384.4
Total	$335.6	$48.8	$384.4
(1)	Prior period adjustments in AOCI were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)

Reported within other policyholder funds in the consolidated statements of financial position. Refer to Note 8, Deferred Acquisition Costs and Other Actuarial Balances, for further information on the unearned revenue liability.

Liability for future policy benefits
Recent Accounting Pronouncements
Schedule of Impact of Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Table)

Liability for Future Policy Benefits

				Effect of
			Adjustment	remeasurement
		Adjustment	under the	of the liability
	Balance as of	for reversal of	modified	at the current	Balance as of
	December 31,	unrealized loss	retrospective	discount	January 1,
	2020	from AOCI (1)	approach (2)	rate (3)	2021 (4)

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$21,982.8	$(947.0)	$—	$4,827.9	$25,863.7
Individual fixed income annuities	6,147.2	(215.0)	0.1	1,213.5	7,145.8
Total Retirement and Income Solutions	28,130.0	(1,162.0)	0.1	6,041.4	33,009.5
Benefits and Protection:
Specialty Benefits:
Individual disability	2,173.8	(168.7)	2.4	493.4	2,500.9
Life Insurance:
Term life	834.5	—	7.0	318.8	1,160.3
Total Benefits and Protection	3,008.3	(168.7)	9.4	812.2	3,661.2
Corporate:
Long-term care insurance	134.1	—	30.0	93.5	257.6
Total	$31,272.4	$(1,330.7)	$39.5	$6,947.1	$36,928.3
(1)	Prior period adjustments in AOCI related to premium deficiency testing were reversed as an adjustment to the opening balance of AOCI upon the adoption of LDTI.
(2)

As a result of updating cash flow assumptions and measuring the liability for future policy benefits at the issue-year cohort level, the impact of loss cohorts, those with net premiums in excess of gross premiums, and cohorts with negative reserves, was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI.

(3)

The remeasurement of the liability at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI.

(4)

Reported within future policy benefits and claims in the consolidated statements of financial position. Refer to Note 11, Future Policy Benefits and Claims, for further information on the liability for future policy benefits.

Market risk benefits
Recent Accounting Pronouncements
Schedule of Impact of Adoption of Targeted Improvements to the Accounting for Long-Duration Insurance Contracts (Table)

Market Risk Benefits

Cumulative
effect of
		changes in the	Retained earnings
		nonperformance	adjustment
		risk between the	for the valuation of
		original contract	contracts as MRBs
	Asset (liability)	issue date and	(exclusive of	Asset (liability)
	balance as of	the transition	nonperformance	balance as of
	December 31, 2020(1)	date(2)	risk changes)(3)	January 1, 2021(4)

(in millions)
Retirement and Income Solutions:
Individual variable annuities	$(348.6)	$(4.8)	$(237.9)	$(591.3)
Total	$(348.6)	$(4.8)	$(237.9)	$(591.3)
(1)

The balance as of December 31, 2020, for MRBs represents the contract features that meet the definition of an MRB under LDTI and the related carrying amount of those features prior to adoption. These contract features were previously accounted for as an embedded derivative or as an additional liability for annuitization benefits or death or other insurance benefits.

(2)

The cumulative effect of the change in our own nonperformance risk between the original contract issuance date and the transition date of LDTI for contract features previously accounted for as an additional liability for certain benefit features was recorded as an adjustment to the opening balance of AOCI.

(3)

The cumulative difference, exclusive of the nonperformance risk change, between the pre-adoption carrying amount and the fair value measurement for MRBs was recorded as an adjustment to the opening balance of retained earnings.

(4)

Refer to Note 12, Market Risk Benefits, for further information on MRBs. The cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date for contract features previously accounted for as an embedded derivative was recorded as a reclassification from retained earnings to AOCI.

ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts
Recent Accounting Pronouncements
Disaggregated Rollforward at Adoption - Deferred Acquisition Costs (Table)

Retirement and Income Solutions

	For the year ended December 31, 2021
	Workplace
	savings and	Individual	Pension	Individual
	retirement	variable	risk	fixed deferred	Investment
	solutions	annuities	transfer (1)	annuities	only

	(in millions)
Balance at beginning of period	$477.2	$281.9	$—	$192.7	$12.6
Costs deferred	50.1	26.4	2.7	7.6	9.1
Amortized to expense	(38.3)	(27.1)	—	(38.1)	(3.6)
Balance at end of period	$489.0	$281.2	$2.7	$162.2	$18.1
(1)	Amortization during 2021 was nominal.

Benefits and Protection

	For the year ended December 31, 2021
	Specialty Benefits		Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balance at beginning of period	$529.8	$1,608.3	$607.9	$111.9
Costs deferred	89.8	84.3	126.5	1.9
Amortized to expense	(38.9)	(96.4)	(55.5)	(11.5)
Balance at end of period	$580.7	$1,596.2	$678.9	$102.3